UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund
(Class A: AFNAX)
(Class C: AFYCX)
 (Class I: AFNIX)

AAM Select Income Fund
 (Class A: CPUAX)
(Class C: CPUCX)
 (Class I: CPUIX)

SEMI-ANNUAL REPORT
December 31, 2016

AAM/Bahl & Gaynor Income Growth Fund
AAM Select Income Fund
Each a series of Investment Managers Series Trust

Table of Contents

AAM/Bahl & Gaynor Income Growth Fund
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
AAM Select Income Fund
Schedule of Investments	10
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	27
Expense Examples	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.0%
	CONSUMER DISCRETIONARY – 6.8%
82,385	Hasbro, Inc.	$6,408,729
89,000	Home Depot, Inc.	11,933,120
119,080	Target Corp.	8,601,149
		26,942,998
	CONSUMER STAPLES – 12.0%
176,286	Altria Group, Inc.	11,920,459
236,531	Coca-Cola Co.	9,806,575
30,977	Kimberly-Clark Corp.	3,535,095
129,158	PepsiCo, Inc.	13,513,802
94,391	Philip Morris International, Inc.	8,635,833
		47,411,764
	ENERGY – 5.5%
136,145	Occidental Petroleum Corp.	9,697,608
287,720	Spectra Energy Corp.	11,822,415
		21,520,023
	FINANCIALS – 14.3%
329,720	BB&T Corp.	15,503,434
30,132	BlackRock, Inc.	11,466,431
177,080	JPMorgan Chase & Co.	15,280,233
64,285	PNC Financial Services Group, Inc.	7,518,774
89,000	T. Rowe Price Group, Inc.	6,698,140
		56,467,012
	HEALTH CARE – 14.0%
211,620	Abbott Laboratories	8,128,324
111,591	AbbVie, Inc.	6,987,829
38,695	Amgen, Inc.	5,657,596
108,425	Johnson & Johnson	12,491,644
62,430	Medtronic PLC[1]	4,446,889
121,902	Merck & Co., Inc.	7,176,371
317,240	Pfizer, Inc.	10,303,955
		55,192,608
	INDUSTRIALS – 11.7%
78,945	3M Co.	14,097,209
177,675	Fastenal Co.	8,347,171
299,943	General Electric Co.	9,478,199
32,085	Illinois Tool Works, Inc.	3,929,129
40,807	Lockheed Martin Corp.	10,199,302
		46,051,010
	MATERIALS – 2.6%
26,430	Air Products & Chemicals, Inc.	3,801,162

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
76,438	LyondellBasell Industries N.V. - Class A1	$6,556,852
		10,358,014
	REAL ESTATE – 6.9%
113,035	Crown Castle International Corp. - REIT	9,808,047
13,840	Public Storage - REIT	3,093,240
73,580	Realty Income Corp. - REIT	4,229,378
159,236	Ventas, Inc. - REIT	9,955,435
		27,086,100
	TECHNOLOGY – 17.4%
55,154	Automatic Data Processing, Inc.	5,668,728
398,004	Cisco Systems, Inc.	12,027,681
169,094	Maxim Integrated Products, Inc.	6,521,956
274,843	Microsoft Corp.	17,078,744
180,109	Paychex, Inc.	10,965,036
102,025	QUALCOMM, Inc.	6,652,030
131,800	Texas Instruments, Inc.	9,617,446
		68,531,621
	UTILITIES – 5.8%
99,384	NextEra Energy, Inc.	11,872,412
186,178	WEC Energy Group, Inc.	10,919,340
		22,791,752
	TOTAL COMMON STOCKS (Cost $351,539,673)	382,352,902

	SHORT-TERM INVESTMENTS – 2.7%
10,541,032	Federated Treasury Obligations Fund, 0.34%[2]	10,541,032

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,541,032)	10,541,032

	TOTAL INVESTMENTS – 99.7% (Cost $362,080,705)	392,893,934
	Other Assets in Excess of Liabilities – 0.3%	1,160,281

	TOTAL NET ASSETS – 100.0%	$394,054,215

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	17.4%
Financials	14.3%
Health Care	14.0%
Consumer Staples	12.0%
Industrials	11.7%
Real Estate	6.9%
Consumer Discretionary	6.8%
Utilities	5.8%
Energy	5.5%
Materials	2.6%
Total Common Stocks	97.0%
Short-Term Investments	2.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $362,080,705)	$392,893,934
Receivables:
Fund shares sold	1,040,479
Dividends and interest	670,477
Prepaid expenses	40,994
Total assets	394,645,884

Liabilities:
Payables:
Fund shares redeemed	182,673
Advisory fees	218,172
Distribution fees - Class C (Note 8)	49,343
Distribution fees - Class A (Note 8)	11,617
Shareholder servicing fees (Note 7)	13,271
Fund administration fees	34,285
Transfer agent fees and expenses	27,120
Fund accounting fees	20,034
Custody fees	19,186
Auditing fees	8,827
Chief Compliance Officer fees	3,851
Trustees' fees and expenses	1,069
Dividend payable	12
Accrued other expenses	2,209
Total liabilities	591,669

Net Assets	$394,054,215

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$368,333,820
Accumulated net investment income	156,841
Accumulated net realized loss on investments	(5,249,675)
Net unrealized appreciation on investments	30,813,229
Net Assets	$394,054,215

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$55,225,081
Number of shares issued and outstanding	3,863,678
Net asset value per share[1]	$14.29
Maximum sales charge (5.50% of offering price)[2]	0.83
Maximum offering price to public	$15.12

Class C Shares:
Net assets applicable to shares outstanding	$59,470,166
Number of shares issued and outstanding	4,189,630
Net asset value per share[3]	$14.19

Class I Shares:
Net assets applicable to shares outstanding	$279,358,968
Number of shares issued and outstanding	19,497,390
Net asset value per share	$14.33

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income:
Dividends	$5,236,204
Interest	12,273
Total investment income	5,248,477

Expenses:
Advisory fees	1,117,143
Distribution fees - Class C (Note 8)	269,090
Distribution fees - Class A (Note 8)	60,360
Fund administration fees	151,696
Shareholder servicing fees (Note 7)	133,544
Transfer agent fees and expenses	84,095
Fund accounting fees	59,717
Custody fees	35,332
Registration fees	32,121
Shareholder reporting fees	23,479
Legal fees	9,577
Miscellaneous	8,963
Auditing fees	8,917
Chief Compliance Officer fees	5,411
Trustees' fees and expenses	4,550
Insurance fees	940

Total expenses	2,004,935
Advisory fees and other absorbed expenses recovered	8,206
Net expenses	2,013,141
Net investment income	3,235,336

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,066,905
Net change in unrealized appreciation/depreciation on investments	5,064,903
Net realized and unrealized gain on investments	7,131,808

Net Increase in Net Assets from Operations	$10,367,144

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,235,336	$3,859,823
Net realized gain (loss) on investments	2,066,905	(7,387,487)
Net change in unrealized appreciation/depreciation on investments	5,064,903	25,086,730
Net increase in net assets resulting from operations	10,367,144	21,559,066

Distributions to Shareholders:
From net investment income:
Class A	(481,940)	(485,186)
Class C	(311,301)	(350,547)
Class I	(2,744,495)	(2,361,406)
From net realized gains:
Class A	-	(198,607)
Class C	-	(230,933)
Class I	-	(846,015)
Total distributions to shareholders	(3,537,736)	(4,472,694)

Capital Transactions:
Net proceeds from shares sold:
Class A	18,411,135	17,928,397
Class C	16,582,984	19,917,203
Class I	93,311,655	126,016,483
Reinvestment of distributions:
Class A	370,364	530,812
Class C	176,394	364,757
Class I	1,491,193	1,690,237
Cost of shares redeemed:
Class A1	(6,144,519)	(8,896,324)
Class C2	(4,117,593)	(6,158,174)
Class I3	(25,393,230)	(38,385,638)
Net increase in net assets from capital transactions	94,688,383	113,007,753

Total increase in net assets	101,517,791	130,094,125

Net Assets:
Beginning of period	292,536,424	162,442,299
End of period	$394,054,215	$292,536,424

Accumulated net investment income	$156,841	$459,241

Capital Share Transactions:
Shares sold:
Class A	1,306,797	1,365,247
Class C	1,181,069	1,522,833
Class I	6,591,693	9,637,946
Shares reinvested:
Class A	26,215	40,761
Class C	12,564	28,216
Class I	105,320	129,273
Shares redeemed:
Class A	(436,395)	(687,699)
Class C	(294,634)	(474,388)
Class I	(1,793,469)	(2,954,579)
Net increase in capital share transactions	6,699,160	8,607,610

[1]	Net of redemption fee proceeds of $2,239 and $4,999, respectively.
[2]	Net of redemption fee proceeds of $997 and $962, respectively.
[3]	Net of redemption fee proceeds of $28,687 and $36,103, respectively.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016		For the Year Ended June 30, 2015		For the Year Ended June 30, 2014	For the Period July 5, 2012* through June 30, 2013
Net asset value, beginning of period	$14.02		$13.26		$13.15		$11.34	$10.00
Income from Investment Operations:
Net investment income[1]	0.13		0.24		0.23		0.24	0.23
Net realized and unrealized gain (loss) on investments	0.28		0.81		0.14		1.82	1.25
Total from investment operations	0.41		1.05		0.37		2.06	1.48

Less Distributions:
From net investment income	(0.14)		(0.20)		(0.22)		(0.21)	(0.16)
From net realized gain	-		(0.09)		(0.04)		(0.05)	-	[2]
Total distributions	(0.14)		(0.29)		(0.26)		(0.26)	(0.16)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	0.01	0.02

Net asset value, end of period	$14.29		$14.02		$13.26		$13.15	$11.34

Total return[3]	2.95%	[4]	8.12%		2.82%		18.47%	15.16%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,225		$41,601		$29,825		$26,509	$6,542

Ratio of expenses to average net assets:
Before fees waived/recovered	1.23%	[5]	1.28%		1.45%		2.98%	18.30%	[5]
After fees waived/recovered	1.23%	[5]	1.40%		1.40%		1.40%	1.40%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.83%	[5]	1.97%		1.65%		0.35%	(14.78)%	[5]
After fees waived/recovered	1.83%	[5]	1.85%		1.70%		1.93%	2.12%	[5]

Portfolio turnover rate	7%	[4]	27%		35%		33%	28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016		For the Year Ended June 30, 2015		For the Year Ended June 30, 2014		For the Period January 31, 2013* through June 30, 2013
Net asset value, beginning of period	$13.92		$13.20		$13.08		$11.30		$10.67
Income from Investment Operations:
Net investment income[1]	0.08		0.14		0.13		0.14		0.07
Net realized and unrealized gain (loss) on investments	0.27		0.80		0.15		1.82		0.60
Total from investment operations	0.35		0.94		0.28		1.96		0.67

Less Distributions:
From net investment income	(0.08)		(0.13)		(0.12)		(0.13)		(0.04)
From net realized gain	-		(0.09)		(0.04)		(0.05)		-
Total distributions	(0.08)		(0.22)		(0.16)		(0.18)		(0.04)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$14.19		$13.92		$13.20		$13.08		$11.30

Total return[3]	2.53%	[4]	7.27%		2.12%		17.51%		6.31%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,470		$45,801		$29,217		$9,205		$1,221

Ratio of expenses to average net assets:
Before fees waived/recovered	1.98%	[5]	2.03%		2.20%		3.73%		12.45%	[5]
After fees waived/recovered	1.98%	[5]	2.15%		2.15%		2.15%		2.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.08%	[5]	1.22%		0.90%		(0.40)%		(8.87)%	[5]
After fees waived/recovered	1.08%	[5]	1.10%		0.95%		1.18%		1.43%	[5]

Portfolio turnover rate	7%	[4]	27%		35%		33%		28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016		For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Period July 5, 2012* through June 30, 2013
Net asset value, beginning of period	$14.06		$13.29		$13.16	$11.35	$10.00
Income from Investment Operations:
Net investment income[1]	0.15		0.28		0.26	0.26	0.27
Net realized and unrealized gain (loss) on investments	0.28		0.81		0.16	1.83	1.23
Total from investment operations	0.43		1.09		0.42	2.09	1.50

Less Distributions:
From net investment income	(0.16)		(0.23)		(0.26)	(0.23)	(0.15)
From net realized gain	-		(0.09)		(0.04)	(0.05)	-	[2]
Total distributions	(0.16)		(0.32)		(0.30)	(0.28)	(0.15)

Redemption fee proceeds[1]	-	[2]	-	[2]	0.01	-	-

Net asset value, end of period	$14.33		$14.06		$13.29	$13.16	$11.35

Total return[3]	3.09%	[4]	8.41%		3.26%	18.74%	15.16%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$279,359		$205,134		$103,401	$666	$114

Ratio of expenses to average net assets:
Before fees waived/recovered	0.98%	[5]	1.03%		1.20%	2.73%	12.05%	[5]
After fees waived/recovered	0.98%	[5]	1.15%		1.15%	1.15%	1.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.08%	[5]	2.22%		1.90%	0.60%	(8.49)%	[5]
After fees waived/recovered	2.08%	[5]	2.10%		1.95%	2.18%	2.41%	[5]

Portfolio turnover rate	7%	[4]	27%		35%	33%	28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 7.0%
$180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[1,2]	$177,650
212,000	BCC Funding XIII LLC 2.200%, 12/20/2021[1,2]	210,878
55,128	CPS Auto Receivables Trust 2015-B 1.650%, 11/15/2019[1,2]	55,158
700,000	CPS Auto Receivables Trust 2015-C 2.550%, 2/18/2020[1,2]	703,879
369,000	CPS Auto Trust 2.110%, 3/15/2021[1,2]	366,988
198,000	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[1,2]	195,941
164,000	Drive Auto Receivables Trust 2016-C 2.370%, 11/16/2020[1,2]	163,552
500,000	Flatiron CLO 2014-1 Ltd. 2.780%, 7/17/2026[1,2,3]	499,997
100,000	Kubota Credit Owner Trust 2016-1 1.500%, 7/15/2020[1,2]	99,016
212,000	Navistar Financial Dealer Note Master Owner Trust II 2.106%, 9/27/2021[2,3]	212,170
157,787	Spirit Master Funding LLC 5.760%, 3/20/2042[1,2]	164,690
	TAL Advantage V LLC
140,600	2.830%, 2/22/2038[1,2]	133,656
34,062	1.700%, 5/20/2039[1,2]	33,683
105,000	Verizon Owner Trust 2016-1 1.420%, 1/20/2021[1,2]	104,243
250,000	Voya CLO 2014-2 Ltd. 2.880%, 7/17/2026[1,2,3]	249,998
403,054	VSE 2016-A VOI Mortgage LLC 2.540%, 7/20/2033[1,2]	398,789

	TOTAL ASSET-BACKED SECURITIES (Cost $3,780,822)	3,770,288

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.0%
195,000	BLCP Hotel Trust 2.054%, 8/15/2029[1,2,3]	193,851
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.518%, 5/10/2035[2,3]	391,211
90,000	Citigroup Commercial Mortgage Trust 2016-P6 4.288%, 12/10/2049[1,3]	86,216
65,000	FREMF 2015-K44 Mortgage Trust 3.685%, 1/25/2048[1,2,3]	62,545
150,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[1,2,3]	145,034

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$229,000	LMREC 2016-CRE2, Inc. 2.449%, 11/24/2031[1,2,3]	$229,288
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.290%, 10/15/2030[2,3]	288,805
191,189	Resource Capital Corp. 2015-CRE4 Ltd. 2.107%, 8/15/2032[1,2,3]	190,054

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,589,983)	1,587,004

	CORPORATE BONDS – 80.7%
	COMMUNICATIONS – 11.0%
500,000	America Movil S.A.B. de C.V. 3.125%, 7/16/2022	492,353
	AT&T, Inc.
210,000	4.500%, 5/15/2035[1]	202,895
550,000	4.750%, 5/15/2046[1]	521,080
450,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[2]	471,346
202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[1,2]	209,070
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/2022[1]	365,761
	Frontier Communications Corp.
175,000	8.500%, 4/15/2020	183,750
143,000	11.000%, 9/15/2025[1]	147,647
250,000	Historic TW, Inc. 9.150%, 2/1/2023	320,612
400,000	Orange S.A. 9.000%, 3/1/2031	601,410
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	99,430
200,000	SFR Group S.A. 6.250%, 5/15/2024[1,2]	201,000
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[2]	325,500
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	328,257
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	72,451
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	270,538
411,000	5.012%, 8/21/2054	408,847
131,000	4.672%, 3/15/2055	123,023

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$237,000	Viacom, Inc. 3.450%, 10/4/2026[1]	$219,035
300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2]	309,750
		5,873,755
	CONSUMER DISCRETIONARY – 7.0%
157,718	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[2]	163,632
131,850	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	138,442
394,000	Delphi Corp. 4.150%, 3/15/2024[1]	406,106
	ERAC USA Finance LLC
200,000	3.800%, 11/1/2025[1,2]	201,401
410,000	4.500%, 2/15/2045[1,2]	390,968
	Ford Motor Credit Co. LLC
500,000	1.724%, 12/6/2017	499,622
400,000	5.875%, 8/2/2021	441,747
24,000	McDonald's Corp. 3.700%, 1/30/2026[1]	24,434
329,000	Newell Brands, Inc. 4.200%, 4/1/2026[1]	343,404
209,767	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	215,033
142,000	United Airlines 2016-1 Class AA Pass-Through Trust 3.100%, 1/7/2030	137,030
250,000	United Rentals North America, Inc. 5.500%, 7/15/2025[1]	255,000
500,000	Wyndham Worldwide Corp. 5.100%, 10/1/2025[1]	526,876
		3,743,695
	CONSUMER STAPLES – 5.2%
	Anheuser-Busch InBev Finance, Inc.
123,000	3.700%, 2/1/2024	127,146
100,000	4.700%, 2/1/2036[1]	105,187
117,000	4.900%, 2/1/2046[1]	126,462
500,000	CVS Health Corp. 5.125%, 7/20/2045[1]	557,223
500,000	Imperial Brands Finance PLC 3.500%, 2/11/2023[1,2]	502,743

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$105,000	JBS USA LLC / JBS USA Finance, Inc. 5.750%, 6/15/2025[1,2]	$106,312
395,000	Kraft Heinz Foods Co. 5.200%, 7/15/2045[1]	413,491
441,000	Mondelez International Holdings Netherlands B.V. 2.000%, 10/28/2021[1,2]	421,632
145,000	Reynolds American, Inc. 4.450%, 6/12/2025[1]	153,093
275,000	Sysco Corp. 2.600%, 10/1/2020[1]	277,375
		2,790,664
	ENERGY – 10.9%
118,000	Antero Resources Corp. 5.625%, 6/1/2023[1]	120,803
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,3]	206,671
535,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	556,400
500,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1]	525,285
182,000	Concho Resources, Inc. 4.375%, 1/15/2025[1]	181,638
	Enbridge, Inc.
182,000	4.250%, 12/1/2026[1]	186,348
363,000	5.500%, 12/1/2046[1]	388,417
180,000	6.000%, 1/15/2077[1,3]	179,550
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,3]	116,396
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,2]	108,879
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	78,824
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	297,976
515,000	MPLX LP 4.875%, 6/1/2025[1]	529,496
250,000	Noble Energy, Inc. 3.900%, 11/15/2024[1]	251,905
	Petroleos Mexicanos
70,000	6.500%, 3/13/2027[2]	72,205
160,000	5.500%, 6/27/2044	133,152
318,000	6.750%, 9/21/2047[2]	300,446

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	$268,523
455,000	Shell International Finance B.V. 4.000%, 5/10/2046	435,098
123,000	Sunoco LP / Sunoco Finance Corp. 6.250%, 4/15/2021[1]	125,306
187,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.125%, 2/1/2025[1,2]	185,598
72,000	Tesoro Corp. 4.750%, 12/15/2023[1,2]	72,495
17,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp. 5.250%, 1/15/2025[1]	17,361
	Williams Partners LP
348,000	4.300%, 3/4/2024[1]	351,414
152,000	4.000%, 9/15/2025[1]	150,294
		5,840,480
	FINANCIALS – 27.2%
175,000	Allstate Corp. 6.500%, 5/15/2067[1,3]	198,625
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	82,155
325,000	American International Group, Inc. 8.175%, 5/15/2068[1,3]	411,125
	Bank of America Corp.
350,000	4.100%, 7/24/2023	365,610
650,000	4.450%, 3/3/2026	669,850
200,000	5.875%, 2/7/2042	241,729
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	148,140
750,000	Canadian Imperial Bank of Commerce 1.466%, 9/6/2019[3]	750,422
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	249,193
515,000	2.361%, 9/1/2023[1,3]	525,240
309,000	5.300%, 5/6/2044	332,847
250,000	DDR Corp. 4.250%, 2/1/2026[1]	251,397
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020	238,886
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,291
300,000	5.950%, 1/15/2027	341,902
500,000	2.640%, 10/28/2027[1,3]	509,697

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$250,000	6.750%, 10/1/2037	$308,712
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[2]	282,267
395,000	HSBC Capital Funding LP 10.176%, 12/29/2049[1,2,3]	582,625
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,3]	349,440
	Intesa Sanpaolo S.p.A.
200,000	3.875%, 1/15/2019	203,584
500,000	5.710%, 1/15/2026[2]	477,139
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	198,252
208,000	7.900%, 12/29/2049[1,3]	215,384
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/7/2067[1,2,3]	99,680
250,000	7.800%, 3/7/2087[2]	281,250
384,000	Liberty Property LP 3.250%, 10/1/2026[1]	367,716
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	307,000
	Morgan Stanley
250,000	5.500%, 7/24/2020	273,802
850,000	4.875%, 11/1/2022	910,978
100,000	2.282%, 10/24/2023[1,3]	101,111
375,000	5.000%, 11/24/2025	400,608
194,000	Nasdaq, Inc. 3.850%, 6/30/2026[1]	192,720
379,000	PNC Financial Services Group, Inc. 5.000%, 12/29/2049[1,3]	365,735
266,000	Principal Financial Group, Inc. 3.100%, 11/15/2026[1]	257,102
530,000	Prudential Financial, Inc. 5.200%, 3/15/2044[1,3]	523,730
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	121,098
120,000	Santander UK Group Holdings PLC 2.875%, 10/16/2020	118,919
657,000	Svenska Handelsbanken A.B. 1.436%, 9/6/2019[3]	657,000
156,000	Synchrony Financial 2.600%, 1/15/2019[1]	156,789
155,000	Toronto-Dominion Bank 3.625%, 9/15/2031[1,3]	151,409

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$131,000	Travelers Cos., Inc. 6.250%, 3/15/2067[1,3]	$130,018
34,000	Trinity Acquisition PLC 4.400%, 3/15/2026[1]	34,417
250,000	UBS A.G. 7.625%, 8/17/2022	283,438
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	368,431
250,000	5.875%, 12/29/2049[1,3]	262,475
244,000	Westpac Banking Corp. 4.322%, 11/23/2031[1,3]	244,777
		14,593,715
	HEALTH CARE – 5.6%
	Actavis Funding SCS
400,000	3.800%, 3/15/2025[1]	400,471
270,000	4.750%, 3/15/2045[1]	265,068
500,000	Celgene Corp. 3.875%, 8/15/2025[1]	507,155
500,000	HCA, Inc. 5.375%, 2/1/2025	501,250
40,000	MEDNAX, Inc. 5.250%, 12/1/2023[1,2]	41,200
340,000	Medtronic, Inc. 4.625%, 3/15/2045	367,683
250,000	Mylan N.V. 3.950%, 6/15/2026[1,2]	233,962
	Teva Pharmaceutical Finance Netherlands III B.V.
59,000	3.150%, 10/1/2026	54,394
478,000	4.100%, 10/1/2046	409,580
245,000	Zoetis, Inc. 4.700%, 2/1/2043[1]	238,477
		3,019,240
	INDUSTRIALS – 2.0%
	General Electric Co.
84,000	5.300%, 2/11/2021	93,161
218,000	5.000%, 12/29/2049[1,3]	226,219
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2]	106,470
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
231,000	3.375%, 2/1/2022[1,2]	232,954
186,000	3.400%, 11/15/2026[1,2]	177,960

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2]	$48,170
182,000	United Technologies Corp. 1.500%, 11/1/2019	180,659
		1,065,593
	MATERIALS – 5.0%
250,000	Anglo American Capital PLC 4.125%, 4/15/2021[2]	254,375
210,000	Axalta Coating Systems LLC 4.875%, 8/15/2024[1,2]	210,000
380,000	BHP Billiton Finance USA Ltd. 6.750%, 10/19/2075[1,2,3]	426,550
500,000	Glencore Funding LLC 4.125%, 5/30/2023[2]	503,170
65,000	International Paper Co. 5.150%, 5/15/2046[1]	67,786
500,000	Potash Corp. of Saskatchewan, Inc. 3.625%, 3/15/2024[1]	495,964
200,000	Solvay Finance America LLC 3.400%, 12/3/2020[1,2]	203,499
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1]	139,920
	Vale Overseas Ltd.
200,000	5.875%, 6/10/2021	209,500
170,000	6.250%, 8/10/2026	176,800
		2,687,564
	TECHNOLOGY – 2.0%
	Microsoft Corp.
194,000	2.400%, 8/8/2026[1]	183,271
440,000	3.950%, 8/8/2056[1]	415,572
500,000	Oracle Corp. 3.850%, 7/15/2036[1]	487,960
		1,086,803
	UTILITIES – 4.8%
170,000	Black Hills Corp. 3.950%, 1/15/2026[1]	173,590
102,000	Consumers Energy Co. 3.250%, 8/15/2046[1]	90,048

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	$97,074
112,000	Electricite de France S.A. 5.250%, 1/29/2049[1,2,3]	105,280
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	243,332
750,000	Monongahela Power Co. 5.400%, 12/15/2043[1,2]	876,617
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,3]	261,738
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[1]	496,210
121,000	3.950%, 10/1/2046[1]	111,963
110,000	Southern Power Co. 5.250%, 7/15/2043	110,735
		2,566,587
	TOTAL CORPORATE BONDS (Cost $43,781,048)	43,268,096

	MUNICIPAL BONDS – 1.8%
430,000	New York State Dormitory Authority 5.000%, 10/1/2046	552,361
260,000	State of California 7.550%, 4/1/2039	384,709

	TOTAL MUNICIPAL BONDS (Cost $896,079)	937,070

	U.S. GOVERNMENT AND AGENCIES – 3.0%
53,704	Fannie Mae Pool 6.000%, 7/1/2040	62,843
255,000	United States Treasury Bond 2.875%, 11/15/2046	246,194
	United States Treasury Note
550,000	1.500%, 12/31/2018	553,201
583,000	1.250%, 7/31/2023	548,840
197,000	1.500%, 8/15/2026	181,186

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,622,648)	1,592,264

Number of Shares

	PREFERRED STOCKS – 0.5%
	FINANCIALS – 0.5%
2,800	CoBank ACB[1,3]	283,938

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	TOTAL PREFERRED STOCKS (Cost $299,688)	$283,938

	SHORT-TERM INVESTMENTS – 3.0%
1,621,486	Federated Treasury Obligations Fund, 0.34%[4]	1,621,486

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,621,486)	1,621,486

	TOTAL INVESTMENTS – 99.0% (Cost $53,591,754)	53,060,146
	Other Assets in Excess of Liabilities – 1.0%	549,538

	TOTAL NET ASSETS – 100.0%	$53,609,684

LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,249,137.

[3]	Variable, floating, or step rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	27.2%
Communications	11.0%
Energy	10.9%
Consumer Discretionary	7.0%
Health Care	5.6%
Consumer Staples	5.2%
Materials	5.0%
Utilities	4.8%
Technology	2.0%
Industrials	2.0%
Total Corporate Bonds	80.7%
Asset-Backed Securities	7.0%
U.S. Government and Agencies	3.0%
Commercial Mortgage-Backed Securities	3.0%
Municipal Bonds	1.8%
Preferred Stocks
Financials	0.5%
Total Preferred Stocks	0.5%
Short-Term Investments	3.0%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM Select Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $53,591,754)	$53,060,146
Receivables:
Dividends and interest	586,745
Due from Advisor	415
Prepaid expenses	23,693
Total assets	53,670,999

Liabilities:
Payables:
Fund shares redeemed	2,416
Shareholder servicing fees (Note 7)	7,493
Distribution fees - Class A (Note 8)	2,647
Distribution fees - Class C (Note 8)	1,785
Fund accounting fees	10,308
Auditing fees	8,797
Fund administration fees	7,900
Transfer agent fees and expenses	7,812
Custody fees	2,311
Chief Compliance Officer fees	2,130
Trustees' fees and expenses	389
Accrued other expenses	7,327
Total liabilities	61,315

Net Assets	$53,609,684

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$54,729,518
Accumulated net investment income	10,379
Accumulated net realized loss on investments	(598,605)
Net unrealized depreciation on investments	(531,608)
Net Assets	$53,609,684

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$12,595,550
Number of shares issued and outstanding	1,275,450
Net asset value per share[1]	$9.88
Maximum sales charge (3.00% of offering price)[2]	0.31
Maximum offering price to public	$10.19

Class C Shares:
Net assets applicable to shares outstanding	$2,091,518
Number of shares issued and outstanding	211,612
Net asset value per share[3]	$9.88

Class I Shares:
Net assets applicable to shares outstanding	$38,922,616
Number of shares issued and outstanding	3,935,356
Net asset value per share	$9.89

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income:
Dividends	$8,750
Interest	894,349
Total investment income	903,099

Expenses:
Advisory fees	122,468
Fund accounting fees	47,699
Fund administration fees	36,732
Transfer agent fees and expenses	29,370
Registration fees	25,352
Distribution fees - Class A (Note 8)	12,652
Distribution fees - Class C (Note 8)	8,369
Legal fees	12,384
Auditing fees	8,797
Chief Compliance Officer fees	6,191
Custody fees	5,339
Shareholder reporting fees	5,088
Miscellaneous	4,214
Trustees' fees and expenses	3,609
Shareholder servicing fees (Note 7)	3,220
Insurance fees	653

Total expenses	332,137
Advisory fees waived	(122,468)
Other expenses absorbed	(7,275)
Net expenses	202,394
Net investment income	700,705

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(156,318)
Net change in unrealized appreciation/depreciation on investments	(1,237,460)
Net realized and unrealized loss on investments	(1,393,778)

Net Decrease in Net Assets from Operations	$(693,073)

See accompanying Notes to Financial Statements.

AAM Select Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$700,705	$1,127,572
Net realized loss on investments	(156,318)	(134,111)
Net change in unrealized appreciation/depreciation on investments	(1,237,460)	967,890
Net increase (decrease) in net assets resulting from operations	(693,073)	1,961,351

Distributions to Shareholders:
From net investment income:
Class A	(146,080)	(46,201)
Class C	(18,183)	(13,412)
Class I	(622,767)	(986,704)
Total distributions to shareholders	(787,030)	(1,046,317)

Capital Transactions:
Net proceeds from shares sold:
Class A	12,114,717	2,763,806
Class C	1,737,596	518,111
Class I	9,452,926	5,437,523
Reinvestment of distributions:
Class A	136,335	39,855
Class C	10,425	9,983
Class I	595,152	981,340
Cost of shares redeemed:
Class A1	(1,302,917)	(1,729,118)
Class C2	(265,070)	(159,426)
Class I3	(1,815,091)	(6,235,835)
Net increase in net assets from capital transactions	20,664,073	1,626,239

Total increase in net assets	19,183,970	2,541,273

Net Assets:
Beginning of period	34,425,714	31,884,441
End of period	$53,609,684	$34,425,714

Accumulated net investment income	$10,379	$96,704

Capital Share Transactions:
Shares sold:
Class A	1,187,134	279,519
Class C	169,911	52,683
Class I	929,020	554,138
Shares reinvested:
Class A	13,558	4,096
Class C	1,036	1,027
Class I	58,951	100,823
Shares redeemed:
Class A	(130,620)	(180,589)
Class C	(26,281)	(16,792)
Class I	(183,750)	(646,723)
Net increase from capital share transactions	2,018,959	148,182

[1]	Net of redemption fee proceeds of $3,967 and $0, respectively.
[2]	Net of redemption fee proceeds of $1,534 and $0, respectively.
[3]	Net of redemption fee proceeds of $11,005 and $17,384, respectively.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$10.10		$9.80	$10.03	$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.14		0.30	0.29	0.34	0.06
Net realized and unrealized gain (loss) on investments	(0.20)		0.28	(0.19)	0.46	(0.47)
Total from investment operations	(0.06)		0.58	0.10	0.80	(0.41)

Less Distributions:
From net investment income	(0.16)		(0.28)	(0.33)	(0.33)	(0.03)

Redemption fee proceeds[1]	-	[5]	-	-	-	-

Net asset value, end of period	$9.88		$10.10	$9.80	$10.03	$9.56

Total return[2]	(0.62)%	[3]	6.10%	0.96%	8.59%	(4.11)%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$12,595,550		$2,074,780	$1,003,028	$40,623	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%	[4]	1.70%	1.94%	2.29%	2.37%	[4]
After fees waived and expenses absorbed	0.99%	[4]	0.99%	0.99%	0.99%	0.99%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.17%	[4]	2.41%	1.97%	2.10%	1.50%	[4]
After fees waived and expenses absorbed	2.70%	[4]	3.12%	2.92%	3.40%	2.88%	[4]

Portfolio turnover rate	35%	[3]	45%	38%	32%	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.

[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$10.10		$9.79	$10.02	$9.55	$10.00
Income from Investment Operations:
Net investment income[1]	0.10		0.23	0.21	0.26	0.04
Net realized and unrealized gain (loss) on investments	(0.21)		0.29	(0.18)	0.46	(0.46)
Total from investment operations	(0.11)		0.52	0.03	0.72	(0.42)

Less Distributions:
From net investment income	(0.12)		(0.21)	(0.26)	(0.25)	(0.03)

Redemption fee proceeds[1]	0.01		-	-	-	-

Net asset value, end of period	$9.88		$10.10	$9.79	$10.02	$9.55

Total return[2]	(1.03)%	[3]	5.47%	0.23%	7.69%	(4.24)%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$2,091,518		$676,168	$294,068	$516	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.27%	[4]	2.45%	2.69%	3.04%	3.12%	[4]
After fees waived and expenses absorbed	1.74%	[4]	1.74%	1.74%	1.74%	1.74%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.42%	[4]	1.66%	1.22%	1.35%	0.75%	[4]
After fees waived and expenses absorbed	1.95%	[4]	2.37%	2.17%	2.65%	2.13%	[4]

Portfolio turnover rate	35%	[3]	45%	38%	32%	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016	For the Year Ended June 30, 2015		For the Year Ended June 30, 2014	For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$10.12		$9.79	$10.02		$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.15		0.33	0.32		0.35	0.06
Net realized and unrealized gain (loss) on investments	(0.21)		0.29	(0.20)		0.46	(0.47)
Total from investment operations	(0.06)		0.62	0.12		0.81	(0.41)

Less Distributions:
From net investment income	(0.17)		(0.30)	(0.35)		(0.35)	(0.03)

Redemption fee proceeds[1]	-	[5]	0.01	-	[5]	-	-

Net asset value, end of period	$9.89		$10.12	$9.79		$10.02	$9.56

Total return[2]	(0.59)%	[3]	6.65%	1.22%		8.73%	(4.09)%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$38,922,616		$31,674,766	$30,587,345		$26,079,777	$23,979,006

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%	[4]	1.45%	1.69%		2.04%	2.12%	[4]
After fees waived and expenses absorbed	0.74%	[4]	0.74%	0.74%		0.74%	0.74%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.42%	[4]	2.66%	2.22%		2.35%	1.75%	[4]
After fees waived and expenses absorbed	2.95%	[4]	3.37%	3.17%		3.65%	3.13%	[4]

Portfolio turnover rate	35%	[3]	45%	38%		32%	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the  redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

AAM Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM Select Income Fund (formerly known as the AAM/Cutwater Select Income Fund) (“Select Income” or “Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013.

The Select Income Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended June 30, 2014-2016 and as of and during the six months ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Bahl & Gaynor Income Growth Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub‐Advisor”) to manage the Bahl & Gaynor Income Growth Fund and pays the Sub‐Advisor from its advisory fees. Under the terms of the Agreement, the Select Income Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor has engaged Cutwater Investor Services Corp. under the brand Insight Investment (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Funds’ advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.23%, 1.98% and 0.98% of the average daily net assets of the Bahl & Gaynor Income Growth Fund's Class A, Class C and Class I Shares, respectively, and 0.99%, 1.74% and 0.74% of the average daily net assets of the Select Income Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2016, the Advisor recovered $8,206 of its previously waived advisory fees and other absorbed expenses for the Bahl & Gaynor Income Growth Fund. For the six months ended December 31, 2016, the Advisor waived all of its fees and absorbed other expenses totaling $129,743 for the Select Income Fund. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
2017	$244,371	$301,797
2018	51,145	254,571
2019	-	240,607
2020	-	129,743
Total	$295,516	$926,718

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2016, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Cost of investments	$362,452,027	$53,591,754

Gross unrealized appreciation	37,495,279	650,809
Gross unrealized depreciation	(7,053,372)	(1,182,417)

Net unrealized appreciation (depreciation)	$30,441,907	$(531,608)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Undistributed ordinary income	$459,241	$96,704
Undistributed long-term capital gains	-	-
Tax accumulated earnings	459,241	96,704

Accumulated capital and other losses	(6,965,414)	(442,287)
Unrealized appreciation (depreciation) on investments	25,397,160	705,852
Total accumulated earnings	$18,890,987	$360,269

The tax character of the distributions paid during the fiscal years ended June 30, 2016, and June 30, 2015 were as follows:

	Bahl & Gaynor Income Growth Fund		Select Income Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$3,586,167	$1,609,579	$1,046,317	$954,790
Net long-term capital gains	886,527	185,639	-	-
Total distributions paid	$4,472,694	$1,795,218	$1,046,317	$954,790

At June 30, 2016, the Bahl & Gaynor Income Growth Fund had $4,390,530 of accumulated short term capital loss carryforward and $2,574,884 of accumulated long term capital loss carryforward. At June 30, 2016, the Select Income Fund had $296,423 of accumulated short term capital loss carryforward and $145,864 of accumulated long term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2016 and the year ended June 30, 2016, redemption fees were as follows:

	December 31, 2016	June 30, 2016
Bahl & Gaynor Income Growth Fund	$31,923	$42,064
Select Income Fund	16,506	17,384

Note 6 – Investment Transactions
For the six months ended December 31, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Bahl & Gaynor Income Growth Fund	$113,416,133	$21,686,500
Select Income Fund	35,898,243	15,940,844

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% and 0.10%, respectively, for the Bahl & Gaynor Income Growth Fund and Select Income Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, each Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2016, distribution and service fees incurred are disclosed on the Statement of Operations.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2016, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$382,352,902	$-	$-	$382,352,902
Short-Term Investments	10,541,032	-	-	10,541,032
Total Investments	$392,893,934	$-	$-	$392,893,934

Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$3,770,288	$-	$3,770,288
Commercial Mortgage-Backed Securities	-	1,587,004	-	1,587,004
Corporate Bonds[1]	-	43,268,096	-	43,268,096
Municipal Bonds	-	937,070	-	937,070
U.S. Government and Agencies	-	1,592,264	-	1,592,264
Preferred Stocks	-	283,938	-	283,938
Short-Term Investments	1,621,486	-	-	1,621,486
Total Investments	$1,621,486	$51,438,660	$-	$53,060,146

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AAM Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Income Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class A	Actual Performance	$1,000.00	$1,029.50	$6.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.01	6.26
Class C	Actual Performance	1,000.00	1,025.30	10.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.23	10.05
Class I	Actual Performance	1,000.00	1,030.90	5.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.27	4.99

*
Expenses are equal to the Fund’s annualized expense ratios of 1.23%, 1.98% and 0.98% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees and absorbed expenses.  Assumes all dividends and distributions were reinvested.

AAM Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2016 (Unaudited)

Select Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class A	Actual Performance	$1,000.00	$993.80	$4.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.21	5.04
Class C	Actual Performance	1,000.00	989.70	8.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.42	8.86
Class I	Actual Performance	1,000.00	994.10	3.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.47	3.77

*
Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.74% and 0.74% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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AAM/Bahl & Gaynor Income Growth Fund
AAM Select Income Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Advisor
Bahl & Gaynor, Inc.
255 East Fifth Street, Suite 2700
Cincinnati, Ohio 45202

Sub-Advisor
Insight Investment
200 Park Avenue, 7th Floor
New York, New York 10166

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162
AAM Select Income Fund - Class A	CPUAX	46141P 883
AAM Select Income Fund - Class C	CPUCX	46141P 875
AAM Select Income Fund - Class I	CPUIX	46141P 867

Privacy Principles of the AAM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 966-9661. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AAM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/17